Contract Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2024
Contract Assets And Contract Liabilities [Abstract]
CONTRACT ASSETS AND CONTRACT LIABILITIES
8	CONTRACT ASSETS AND CONTRACT LIABILITIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Contract Assets
Contract cost	128,952,000	189,071,858	42,245,974
Contract margin	22,018,596	24,840,605	5,550,353
Contract revenue recognized	150,970,596	213,912,463	47,796,327
Less: Bill to trade receivables	(100,687,277)	(180,008,528)	(40,220,875)
Contract assets carried forward	50,283,319	33,903,935	7,575,452
Contract cost assets	959,005	—	—
Less: Provision for impairment loss	(296,776)	(2,668,908)	(596,337)
Add: Accrued revenue	47,499	1,312,562	293,277
Balance carried forward	50,993,047	32,547,589	7,272,392

(Increase)/Decrease in contract assets	(32,709,220)	18,445,458	4,121,429
Increase in provision for impairment loss	(296,776)	(2,372,132)	(530,026)

Contract Liabilities
Balance brought forward	806,058	—	—
Add: Deposits and prepayment from customer	(800,058)	—	—
Adjustment for unrealized foreign exchange movement	12,070	—	—
Adjustment to other payables	(18,070)	—	—
Balance carries forward	—	—	—

(Decrease)/Increase in contract liabilities	(806,058)	—	—

Significant decrease in contract assets for the year ended December 31, 2024 primarily due to a decrease in unbilled revenue related to the satisfaction of performance obligation in excess of amounts billed to customers.